STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant contributions	$ 35,439,818
Employer contributions	6,218,415
Rollover contributions	11,217,681
Total contributions	52,875,914
Investment income:
Net appreciation in fair value of investments	29,767,929
Interest and dividends	5,448,587
Net investment gain	35,216,516
Other Income:
Interest on notes receivable from participants	394,033
Total other income	394,033
Total additions	88,486,463
Deductions:
Distributions to participants	30,560,195
Administrative expenses	491,206
Total deductions	31,051,401
Net increase in net assets available for benefits	57,435,062
Net assets available for benefits, beginning of period	284,761,160
Net assets available for benefits, end of period	$ 342,196,222